Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 2,775,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 2		3.29
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 3		(1,000,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 4		3.93
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 5		(50,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 6		2.75
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 7		650,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 8		4.06
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 9		2.95
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 10		2,375,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 11		3.18
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 12		(1,100,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 13		2.82
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 14		500,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 15		1.50
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 16		0.72
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 17		1,775,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 18		2.94
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 19		905,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 20		2.81
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 21		930,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 22		2.90
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 1	2,375,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 2	3.18
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 3	(1,100,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 4	2.82
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 5	500,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 6	1.50
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 7	0.72
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 8	1,775,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 9	2.94
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 10	(150,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 11	3.86
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 12	(150,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 13	2.90
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 14	1,475,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 15	2.77
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 16	705,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 17	2.86
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 18	$ 905,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 19	2.81